Interim Condensed Consolidated Statements of Financial Position - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	€ 103,980	€ 136,792
Short-term investments	15,341	14,845
Trade receivables and others	10,368	21,814
Total current assets	129,688	173,451
Non-current assets
Intangible assets	45,193	46,289
Property and equipment	10,891	11,694
Non-current financial assets	40,081	38,934
Other non-current assets	210	147
Trade receivables and others - non-current	34,753	29,821
Deferred tax asset	5,400	7,087
Total non-current assets	136,528	133,972
Total assets	266,217	307,423
Current liabilities
Trade payables and others	17,026	29,538
Collaboration liabilities – current portion	7,489	1,832
Financial liabilities – current portion	2,017	2,142
Deferred revenue – current portion	10,464	11,299
Provisions - current portion	5,623	676
Total current liabilities	42,619	45,488
Non-current liabilities
Collaboration liabilities – non-current portion	38,445	44,854
Financial liabilities – non-current portion	14,485	16,945
Defined benefit obligations	3,879	4,177
Deferred revenue – non-current portion	27,602	32,674
Provisions - non-current portion	226	221
Deferred tax liabilities	5,400	7,087
Total non-current liabilities	90,037	105,959
Shareholders’ equity
Share capital	3,952	3,950
Share premium	373,043	372,130
Retained earnings	(220,431)	(156,476)
Other reserves	715	355
Net income (loss)	(23,719)	(63,983)
Total shareholders’ equity	133,561	155,976
Total liabilities and shareholders’ equity	€ 266,217	€ 307,423